Expense Example, No Redemption - Prospectus #1 - Parametric Emerging Markets Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	674	989	1,325	2,274	233	718	1,230	2,448	132	412	713	1,568	123	384	665	1,466